UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21058

                  AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC



Financial Statements (unaudited)

July 31, 2006

                                TABLE OF CONTENTS

Schedules of Investments....................................................   1
Statements of Assets and Liabilities........................................   6
Statements of Operations....................................................   7
Statements of Changes in Members' Capital...................................   8
Statements of Cash Flows....................................................  11
Financial Highlights........................................................  12
Notes to Financial Statements...............................................  17
Approval of Investment Advisory Agreements..................................  27


















The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2006

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Convertible Arbitrage                     5.80%

                Credit Strategies                        11.66%

                Fixed Income Arbitrage                   23.06%

                Multi-Strategy/Event Arbitrage           59.48%

                                                                                         % OF MEMBERS'
PORTFOLIO FUND NAME                                         COST             VALUE          CAPITAL*
------------------------------------------------------------------------------------------------------

AQR Global Arbitrage Offshore Fund (USD), Ltd.        $  27,726,549     $  30,853,178          8.47%
Davidson Kempner Partners                                50,000,000        56,724,308         15.58
FFIP, L.P.                                               24,630,000        29,304,276          8.05
Ishin Fund, LLC                                          18,000,000        20,532,437          5.64
Lazard Emerging Income, L.P.                             20,000,000        19,945,791          5.48
Parsec Trading Corp.                                     14,100,000        15,199,832          4.17
Pequot Credit Opportunities Fund, L.P.                   20,000,000        21,246,563          5.84
Perry Partners, L.P.                                     34,600,000        42,630,780         11.71
Satellite Fund II, L.P.                                  25,850,000        31,901,559          8.77
South Hill Trading Corp.                                 15,000,000        17,092,809          4.70
Sowood Alpha Fund, L.P.                                  42,000,000        48,212,488         13.24
Standard Pacific Credit Opportunities Fund, L.P.         20,000,000        19,969,185          5.48
                                                      ---------------------------------------------
    Total                                             $ 311,906,549     $ 353,613,206         97.13%
                                                      =============================================

* Percentages are based on Members' Capital of $364,075,483.

The aggregate cost of investments for tax purposes was $314,335,641. Net unrealized appreciation on investments for tax purposes was $39,277,565 consisting of $39,331,774 of gross unrealized appreciation and $54,209 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 97.13% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2006

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Distressed Investments                100.00%

                                                                                   % OF MEMBERS'
PORTFOLIO FUND NAME                                   COST             VALUE          CAPITAL*
------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                  $ 17,500,000      $ 17,941,362         22.83%
King Street Capital, L.P.                          14,050,000        16,630,070         21.16
Satellite Credit Opportunities Fund, Ltd.           2,250,000         3,151,631          4.01
Silver Point Capital Fund, L.P.                    14,100,000        19,157,952         24.37
Watershed Capital Partners, L.P.                   11,050,000        13,477,911         17.15
                                                 --------------------------------------------
    Total                                        $ 58,950,000      $ 70,358,926         89.52%
                                                 ============================================

* Percentages are based on Members' Capital of $78,600,433.

The aggregate cost of investments for tax purposes was $61,273,504. Net unrealized appreciation on investments for tax purposes was $9,085,422 consisting of $9,085,422 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 89.52% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2006

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Short Equity Investments                  2.53%
                Long/Short Equity Investments            97.47%

                                                                                     % OF MEMBERS'
PORTFOLIO FUND NAME                                    COST             VALUE           CAPITAL*
--------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                          $  32,000,000     $  47,709,649          8.37%
Bay Resource Partners, L.P.                         23,000,000        33,272,793          5.84
Cadmus Capital Partners (QP), L.P.                  46,000,000        48,346,432          8.48
Cantillion Pacific, L.P.                            13,000,000        16,330,152          2.86
Cantillion U.S., L.P.                               12,699,464        13,178,059          2.31
Cavalry Technology, L.P.                            38,750,000        39,951,769          7.01
The Elkhorn Fund, LLC                               42,000,000        49,966,027          8.76
Highside Capital Partners, L.P.                     45,000,000        47,474,342          8.33
Icarus Qualified Partners, L.P.                     11,000,000        12,567,756          2.20
JL Partners, L.P.                                   49,820,000        60,608,765         10.63
North River Partners, L.P.                          31,650,000        37,652,616          6.60
Standard Global Equity Partners SA, L.P.            38,700,000        45,097,770          7.91
Viking Global Equities, L.P.                        40,000,000        44,215,193          7.76
                                                 ---------------------------------------------
    Total                                        $ 423,619,464     $ 496,371,323         87.06%
                                                 =============================================

* Percentages are based on Members' Capital of $570,160,688.

The aggregate cost of investments for tax purposes was $424,541,892. Net unrealized appreciation on investments for tax purposes was $71,829,431 consisting of $71,829,431 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 87.06% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                Aetos Capital Market Neutral Strategies Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2006

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

             Quantitative Asset Allocation                   20.68%
             Multi-Strategy                                  24.06%
             Low Beta/Market Neutral/Long Short              55.26%

                                                                                    % OF MEMBERS'
PORTFOLIO FUND NAME                                    COST              VALUE         CAPITAL*
-------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.       $ 19,900,000      $ 22,573,976        21.50%
Bravura 99 Fund, L.P.                                20,682,132        22,218,672        21.16
Cantillion U.S. Low Volatility, L.P.                 27,500,000        29,640,035        28.23
GMO Mean Reversion Fund                              16,000,000        19,406,669        18.48
                                                   -------------------------------------------
    Total                                          $ 84,082,132      $ 93,839,352        89.37%
                                                   ===========================================

* Percentages are based on Members' Capital of $104,999,549.

The aggregate cost of investments for tax purposes was $83,716,002. Net unrealized appreciation on investments for tax purposes was $10,123,350 consisting of $10,123,350 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 89.37% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                       Schedule of Investments (Unaudited)
                                  July 31, 2006

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Real Assets                                 10.07%
               Credit Related                              16.28%
               Event-Driven                                15.42%
               Long/Short Equity Investments               58.23%

                                                                                                % OF MEMBERS'
PORTFOLIO FUND NAME                                               COST             VALUE           CAPITAL*
-------------------------------------------------------------------------------------------------------------
Avdan Partners, L.P.                                         $  5,000,000      $  4,324,367           3.86%
GMO U.S. Tactical Opportunities Fund (Onshore), L.P.            7,500,000         7,203,477           6.42
Joho Partners, L.P.                                            12,000,000        13,911,850          12.41
Pequot Short Credit Fund, L.P.                                  6,000,000         5,814,708           5.19
Phinity Partners, L.P.                                         10,000,000         9,029,491           8.05
Rimrock High Income PLUS, L.P.                                  5,500,000         5,485,409           4.89
Saras Capital Partners, L.P.                                    9,000,000         9,162,349           8.17
Scopia PX, LLC                                                  8,000,000         8,236,858           7.35
Sheffield Institutional Partners, L.P.                          5,000,000         5,839,266           5.21
Spindrift Partners, L.P.                                        8,000,000         9,190,106           8.20
Standard Pacific Asymmetric Opportunities Fund, L.P.            4,000,000         3,562,884           3.18
Venn Global Opportunities Fund L.P.                             9,500,000         9,514,867           8.49
                                                             ---------------------------------------------
    Total                                                    $ 89,500,000      $ 91,275,632          81.42%
                                                             =============================================

* Percentages are based on Members' Capital of $112,102,117.

The aggregate cost of investments for tax purposes was $89,500,000. Net unrealized appreciation on investments for tax purposes was $1,775,632 consisting of $4,355,296 of gross unrealized appreciation and $2,579,664 of gross unrealized depreciation.

The investments in portfolio funds shown above, representing 81.42% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                  July 31, 2006
                                   (Unaudited)

                                                              AETOS CAPITAL                    AETOS CAPITAL
                                            AETOS CAPITAL      DISTRESSED      AETOS CAPITAL       MARKET
                                            MULTI-STRATEGY     INVESTMENT       LONG/SHORT        NEUTRAL        AETOS CAPITAL
                                              ARBITRAGE        STRATEGIES       STRATEGIES       STRATEGIES      OPPORTUNITIES
                                              FUND, LLC         FUND, LLC        FUND, LLC       FUND, LLC         FUND, LLC
                                            ----------------------------------------------------------------------------------
ASSETS
Investments in portfolio funds, at cost      $311,906,549     $ 58,950,000     $423,619,464     $ 84,082,132     $ 89,500,000
                                             --------------------------------------------------------------------------------
Investments in portfolio funds, at value     $353,613,206     $ 70,358,926     $496,371,323     $ 93,839,352     $ 91,275,632
Cash and cash equivalents                      10,791,800        5,108,324       66,769,870        2,529,675       11,023,473
Prepaid investments                            40,000,000       20,000,000       91,000,000       20,000,000       22,000,000
Accrued income                                     69,275           45,147          363,483           53,829           98,059
Prepaid tax withholding                             1,900               --               --               --            1,400
Due from investment manager                            --            5,745               --            2,350               --
                                             --------------------------------------------------------------------------------
   Total assets                               404,476,181       95,518,142      654,504,676      116,425,206      124,398,564
                                             --------------------------------------------------------------------------------

LIABILITIES
Sales of Interests received in advance         40,064,995       16,692,664       83,856,862       11,269,499       12,150,678
Investment management fees payable                232,257           50,291          363,939           67,015           71,469
Administration fees payable                        56,221           12,465           83,216           16,121           14,584
Board of Managers' fees payable                     5,475            5,475            5,475            5,475            5,475
Other accrued expenses                             41,750          156,814           34,496           67,547           54,241
                                             --------------------------------------------------------------------------------
   Total liabilities                           40,400,698       16,917,709       84,343,988       11,425,657       12,296,447
                                             --------------------------------------------------------------------------------

   NET MEMBERS' CAPITAL                      $364,075,483     $ 78,600,433     $570,160,688     $104,999,549     $112,102,117
                                             ================================================================================

MEMBERS' CAPITAL
Net capital                                  $322,368,826     $ 67,191,507     $497,408,829     $ 95,242,329     $110,326,485
Net unrealized appreciation on
   investments in portfolio funds              41,706,657       11,408,926       72,751,859        9,757,220        1,775,632
                                             --------------------------------------------------------------------------------
   Members' Capital                          $364,075,483     $ 78,600,433     $570,160,688     $104,999,549     $112,102,117
                                             ================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                  For the six-month period ended July 31, 2006
                                   (Unaudited)

                                                             AETOS CAPITAL                    AETOS CAPITAL
                                           AETOS CAPITAL      DISTRESSED     AETOS CAPITAL       MARKET
                                           MULTI-STRATEGY     INVESTMENT       LONG/SHORT        NEUTRAL       AETOS CAPITAL
                                             ARBITRAGE        STRATEGIES       STRATEGIES       STRATEGIES     OPPORTUNITIES
                                             FUND, LLC        FUND, LLC        FUND, LLC        FUND, LLC        FUND, LLC
                                           ---------------------------------------------------------------------------------
Investment income:
    Interest                                $    438,810     $    180,003     $  1,142,177     $    248,202     $    188,434
                                            --------------------------------------------------------------------------------

Expenses:
    Investment management fees                 1,294,140          274,924        1,940,314          373,974          340,518
    Administration fees                          161,784           35,656          239,522           48,071           41,260
    Board of Managers' fees                       10,950           10,950           10,950           10,950           10,950
    Professional fees                             81,775           60,650           90,700           60,400           60,025
    Registration fees                             49,840              426           62,216              192            7,855
    Custodian fees                                19,804            6,112           28,484            7,445            7,126
    Printing fees                                 12,000           12,000           12,000           12,000           12,000
    Organizational costs                              --               --               --               --           14,425
    Other expenses                                 5,564            5,544            5,544            5,544            5,544
                                            --------------------------------------------------------------------------------
         Total expenses                        1,635,857          406,262        2,389,730          518,576          499,703
         Fund expenses reimbursed                     --          (39,968)              --          (20,142)         (11,275)
                                            --------------------------------------------------------------------------------
Net expenses                                   1,635,857          366,294        2,389,730          498,434          488,428
                                            --------------------------------------------------------------------------------
Net investment loss                           (1,197,047)        (186,291)      (1,247,553)        (250,232)        (299,994)
                                            --------------------------------------------------------------------------------

Net gain/(loss) on portfolio funds sold               --        1,272,904          699,464          (36,266)              --
Net change in unrealized
    appreciation/(depreciation) on
    investments in portfolio funds            13,995,781        1,693,286       11,009,501        2,460,535         (785,371)
                                            --------------------------------------------------------------------------------
Net increase/(decrease) in Members'
    Capital derived from
    investment activities                   $ 12,798,734     $  2,779,899     $ 10,461,412     $  2,174,037     $ (1,085,365)
                                            ================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

  For six-month period ended July 31, 2006 and the year ended January 31, 2006

                                                                                            AETOS CAPITAL DISTRESSED
                                                       AETOS CAPITAL MULTI-STRATEGY          INVESTMENT STRATEGIES
                                                           ARBITRAGE FUND, LLC                      FUND, LLC
                                                     -------------------------------     -------------------------------

                                                        2/1/06 -                            2/1/06 -
                                                        7/31/06           2/1/05 -          7/31/06           2/1/05 -
                                                      (UNAUDITED)         1/31/06         (UNAUDITED)         1/31/06
                                                     -------------------------------     -------------------------------
From investment activities:
   Net investment loss                               $  (1,197,047)    $  (2,129,851)    $    (186,291)    $    (331,929)
   Net gain on portfolio funds sold                             --           281,749         1,272,904                --
   Net change in unrealized appreciation on
    investments in portfolio funds                      13,995,781        19,837,724         1,693,286         4,773,363
                                                     -------------------------------     -------------------------------
        Net increase in Members' Capital
         derived from investment activities             12,798,734        17,989,622         2,779,899         4,441,434
                                                     -------------------------------     -------------------------------

Distributions:
   Tax withholding on behalf of foreign investors               --          (471,422)               --          (353,256)
                                                     -------------------------------     -------------------------------
Total distributions                                             --          (471,422)               --          (353,256)
                                                     -------------------------------     -------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                     37,741,300        84,600,699        14,663,945        14,611,996
   Redemptions of Interests                             (6,640,758)      (11,329,467)       (5,247,767)         (184,006)
   Transfers of Interests                                  (91,000)      (16,486,000)         (104,000)        2,738,000
                                                     -------------------------------     -------------------------------
Net increase in Members' Capital derived from
    capital transactions                                31,009,542        56,785,232         9,312,178        17,165,990
                                                     -------------------------------     -------------------------------
Net increase in Members' Capital                        43,808,276        74,303,432        12,092,077        21,254,168
Members' Capital at beginning of period                320,267,207       245,963,775        66,508,356        45,254,188
                                                     -------------------------------     -------------------------------
Members' Capital at end of period                    $ 364,075,483     $ 320,267,207     $  78,600,433     $  66,508,356
                                                     ===============================     ===============================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  For six-month period ended July 31, 2006 and the year ended January 31, 2006

                                                                                                 AETOS CAPITAL
                                                        AETOS CAPITAL LONG/SHORT                 MARKET NEUTRAL
                                                          STRATEGIES FUND, LLC                STRATEGIES FUND, LLC
                                                     -------------------------------     -------------------------------

                                                        2/1/06 -                            2/1/06 -
                                                        7/31/06           2/1/05 -          7/31/06           2/1/05 -
                                                      (UNAUDITED)         1/31/06         (UNAUDITED)         1/31/06
                                                     -------------------------------     -------------------------------
From investment activities:
   Net investment loss                               $  (1,247,553)    $  (2,904,647)    $    (250,232)    $    (577,610)
   Net gain/(loss) on portfolio funds sold                 699,464         1,794,958           (36,266)               --
   Net change in unrealized appreciation on
    investments in portfolio funds                      11,009,501        45,632,962         2,460,535         4,248,825
                                                     -------------------------------     -------------------------------
        Net increase in Members' Capital
         derived from investment activities             10,461,412        44,523,273         2,174,037         3,671,215
                                                     -------------------------------     -------------------------------

Distributions:
   Tax withholding on behalf of foreign investors               --        (1,386,016)               --          (204,118)
                                                     -------------------------------     -------------------------------
Total distributions                                             --        (1,386,016)               --          (204,118)
                                                     -------------------------------     -------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                    101,393,997       144,104,472         9,138,118        25,303,681
   Redemptions of Interests                            (13,660,981)      (33,975,401)       (1,919,315)       (3,371,932)
   Transfers of Interests                                  151,000        (6,788,000)           22,000       (12,043,772)
                                                     -------------------------------     -------------------------------
Net increase in Members' Capital derived from
    capital transactions                                87,884,016       103,341,071         7,240,803         9,887,977
                                                     -------------------------------     -------------------------------
Net increase in Members' Capital                        98,345,428       146,478,328         9,414,840        13,355,074
Members' Capital at beginning of period                471,815,260       325,336,932        95,584,709        82,229,635
                                                     -------------------------------     -------------------------------
Members' Capital at end of period                    $ 570,160,688     $ 471,815,260     $ 104,999,549     $  95,584,709
                                                     ===============================     ===============================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statement of Changes in Members' Capital (concluded)

 For six-month period ended July 31, 2006 and the period ended January 31, 2006

                                                                AETOS CAPITAL
                                                           OPPORTUNITIES FUND, LLC
                                                       -------------------------------

                                                           2/1/06 -
                                                           7/31/06         5/27/05* -
                                                         (UNAUDITED)       1/31/06
                                                       -------------------------------
From investment activities:
   Net investment loss                                 $    (299,994)    $    (182,742)
   Net gain on portfolio funds sold                               --                --
   Net change in unrealized
    appreciation/(depreciation) on
    investments in portfolio funds                          (785,371)        2,561,003
                                                       -------------------------------
        Net increase/(decrease) in Members' Capital
         derived from investment activities               (1,085,365)        2,378,261
                                                       -------------------------------

Distributions:
   Tax withholding on behalf of foreign investors                 --           (25,000)
                                                       -------------------------------
Total distributions                                               --           (25,000)
                                                       -------------------------------

Members' Capital transactions:
   Proceeds from sales of Interests                       42,308,625        39,826,616
   Redemptions of Interests                               (1,999,331)       (1,903,461)
   Transfers of Interests                                     22,000        32,579,772
                                                       -------------------------------
Net increase in Members' Capital derived from
    capital transactions                                  40,331,294        70,502,927
                                                       -------------------------------
Net increase in Members' Capital                          39,245,929        72,856,188
Members' Capital at beginning of period                   72,856,188                --
                                                       -------------------------------
Members' Capital at end of period                      $ 112,102,117     $  72,856,188
                                                       ===============================

* Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                  For the six-month period ended July 31, 2006
                                   (Unaudited)

                                                                       AETOS CAPITAL                  AETOS CAPITAL
                                                       AETOS CAPITAL    DISTRESSED    AETOS CAPITAL      MARKET
                                                      MULTI-STRATEGY    INVESTMENT      LONG/SHORT       NEUTRAL      AETOS CAPITAL
                                                         ARBITRAGE      STRATEGIES      STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                         FUND, LLC       FUND, LLC      FUND, LLC       FUND, LLC       FUND, LLC
                                                      -----------------------------------------------------------------------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Purchases of Portfolio Funds                           $(30,800,000)   $(13,500,000)   $(61,199,464)   $(12,000,000)   $(24,500,000)
Sales of Portfolio Funds                                         --       7,772,904      12,699,464       6,348,044              --
Net investment loss                                      (1,197,047)       (186,291)     (1,247,553)       (250,232)       (299,994)
Adjustments to reconcile net investment loss to net
    cash used in operating activities:
       Increase in prepaid investments                  (40,000,000)    (20,000,000)    (91,000,000)    (20,000,000)    (18,000,000)
       Increase in accrued income                           (25,535)        (26,938)       (240,794)        (15,977)        (80,227)
       Increase in prepaid tax withholding                   (1,900)             --              --              --          (1,400)
       Decrease in receivable for sale of investments            --              --         905,124              --              --
       Increase in due from investment manager                   --          (5,745)             --          (2,350)             --
       Decrease in deferred offering costs                       --              --              --              --          14,425
       Increase in investment management
          fees payable                                       27,924           7,708          62,685           6,001          25,015
       Decrease in administration fees payable              (21,195)         (3,238)        (28,724)         (7,237)         (1,866)
       Decrease in other accrued expenses                   (88,855)         (3,563)       (117,128)        (10,411)         (2,302)
                                                       ----------------------------------------------------------------------------
Net cash used in operating activities                   (72,106,608)    (25,945,163)   (140,166,390)    (25,932,162)    (42,846,349)
                                                       ----------------------------------------------------------------------------

DISTRIBUTIONS
Tax withholding on behalf of foreign investors             (310,000)       (210,200)       (820,000)       (140,000)        (25,000)
                                                       ----------------------------------------------------------------------------
Total distributions                                        (310,000)       (210,200)       (820,000)       (140,000)        (25,000)
                                                       ----------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase in sales of Interests received in advance       39,418,495      16,486,964      82,105,362      11,066,849      12,035,028
Proceeds from sales of Interests                         37,741,300      14,663,945     101,393,997       9,138,118      42,308,625
Redemptions of Interests                                 (6,640,758)     (5,247,767)    (13,660,981)     (1,919,315)     (1,999,331)
Transfers of Interests                                      (91,000)       (104,000)        151,000          22,000          22,000
                                                       ----------------------------------------------------------------------------
Net cash provided by financing activities                70,428,037      25,799,142     169,989,378      18,307,652      52,366,322
                                                       ----------------------------------------------------------------------------

Net increase/(decrease) in cash and cash equivalents     (1,988,571)       (356,221)     29,002,988      (7,764,510)      9,494,973
Cash and cash equivalents, beginning of period           12,780,371       5,464,545      37,766,882      10,294,185       1,528,500
                                                       ----------------------------------------------------------------------------
Cash and cash equivalents, end of period               $ 10,791,800    $  5,108,324    $ 66,769,870    $  2,529,675    $ 11,023,473
                                                       ============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                                      AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                           ---------------------------------------------------------------------
                                             2/1/06 -
                                             7/31/06         2/1/05 -      2/1/04 -      2/1/03 -     8/21/02* -
                                           (UNAUDITED)       1/31/06       1/31/05       1/31/04       1/31/03
                                           ---------------------------------------------------------------------

Total return (1)                                 3.82%           6.48%         2.98%        13.17%         4.44%

Net assets, end of period (000's)           $ 364,075       $ 320,267     $ 245,964     $  35,075     $   1,092

Ratios to average net assets:
    Expenses, before waivers and
       reimbursements (2)(4)                     0.95% (3)       0.95%         1.07%         5.04%        43.96% (3)
    Expenses, net of waivers and
       reimbursements (2)(4)                     0.95% (3)       0.95%         1.00%         1.13%         1.25% (3)
    Net investment loss, before waivers
       and reimbursements                       (0.70) (3)      (0.77)%       (0.96)%       (4.87)%      (43.95) (3)
    Net investment loss, net of waivers
       and reimbursements                       (0.70) (3)      (0.77)%       (0.89)%       (0.96)%       (1.24) (3)

Portfolio turnover rate (5)                      0.00%           6.24%         0.00%         0.00%         0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                           ---------------------------------------------------------------------
                                             2/1/06 -
                                             7/31/06         2/1/05 -      2/1/04 -      2/1/03 -     8/21/02* -
                                           (UNAUDITED)       1/31/06       1/31/05       1/31/04       1/31/03
                                           ---------------------------------------------------------------------

Total return (1)                                 3.95%           8.46%        10.24%        22.13%         5.38%

Net assets, end of period (000's)           $  78,600       $  66,508     $  45,254     $  14,179     $   2,355

Ratios to average net assets:
    Expenses, before waivers and
       reimbursements (2)(4)                     1.11% (3)       1.24%         1.55%         7.72%        22.93% (3)
    Expenses, net of waivers and
       reimbursements (2)(4)                     1.00% (3)       1.00%         1.00%         1.18%         1.25% (3)
    Net investment loss, before waivers
       and reimbursements                       (0.62) (3)      (0.88)%       (1.50)%       (7.65)%      (22.92) (3)
    Net investment loss, net of waivers
       and reimbursements                       (0.51) (3)      (0.64)%       (0.95)%       (1.11)%       (1.24) (3)

Portfolio turnover rate (5)                     11.96%           0.00%         0.00%        16.94%         0.00%

* Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                        AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                           ---------------------------------------------------------------------
                                             2/1/06 -
                                             7/31/06         2/1/05 -      2/1/04 -      2/1/03 -     8/21/02* -
                                           (UNAUDITED)       1/31/06       1/31/05       1/31/04       1/31/03
                                           ---------------------------------------------------------------------

Total return (1)                                 2.12%          11.66%         3.90%        12.88%        (0.89)%

Net assets, end of period (000's)           $ 570,161       $ 471,815     $ 325,337     $  57,668     $   3,562

Ratios to average net assets:
    Expenses, before waivers and
       reimbursements (2)(4)                     0.93% (3)       0.94%         1.05%         4.09%        18.87% (3)
    Expenses, net of waivers and
       reimbursements (2)(4)                     0.93% (3)       0.94%         1.00%         1.14%         1.25% (3)
    Net investment loss, before waivers
       and reimbursements                       (0.48) (3)      (0.78)%       (0.95)%       (3.96)%      (18.86) (3)
    Net investment loss, net of waivers
       and reimbursements                       (0.48) (3)      (0.78)%       (0.90)%       (1.01)%       (1.24) (3)

Portfolio turnover rate (5)                      2.70%           9.65%         4.06%         0.00%        20.87%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
                                           ---------------------------------------------------------------------
                                             2/1/06 -
                                             7/31/06         2/1/05 -      2/1/04 -      2/1/03 -     8/21/02* -
                                           (UNAUDITED)       1/31/06       1/31/05       1/31/04       1/31/03
                                           ---------------------------------------------------------------------

Total return (1)                                 2.10%           4.19%         1.84%         2.81%         0.13%

Net assets, end of period (000's)           $ 105,000       $  95,585     $  82,230     $  14,120     $   1,526

Ratios to average net assets:
    Expenses, before waivers and
       reimbursements (2)(4)                     1.04% (3)       1.09%         1.33%         8.79%        31.67% (3)
    Expenses, net of waivers and
       reimbursements (2)(4)                     1.00% (3)       1.00%         1.00%         1.15%         1.25% (3)
    Net investment loss, before waivers
       and reimbursements                       (0.54) (3)      (0.74)%       (1.28)%       (8.69)%      (31.65) (3)
    Net investment loss, net of waivers
       and reimbursements                       (0.50) (3)      (0.65)%       (0.95)%       (1.05)%       (1.23) (3)

Portfolio turnover rate (5)                      7.09%           0.00%        45.70%         0.00%         0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                                         AETOS CAPITAL
                                                    OPPORTUNITIES FUND, LLC
                                                  ---------------------------
                                                    2/1/06 -
                                                    7/31/06        5/27/05* -
                                                  (UNAUDITED)       1/31/06
                                                  ---------------------------

         Total return (1)                              (1.13)%         4.94%

         Net assets, end of period (000's)         $ 112,102      $  72,856

         Ratios to average net assets:
             Expenses, before waivers and
                reimbursements (2)(4)                   1.10% (3)      1.44% (3)
             Expenses, net of waivers and
                reimbursements (2)(4)                   1.08% (3)      1.07% (3)
             Net investment loss, before waivers
                and reimbursements                     (0.68) (3)     (1.11) (3)
             Net investment loss, net of waivers
                and reimbursements                     (0.66) (3)     (0.74) (3)

         Portfolio turnover rate (5)                    0.00%          0.00%

*     Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)   Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                  July 31, 2006
                                   (Unaudited)

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, the Aetos Capital Market Neutral Strategies Fund, LLC and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Market Neutral Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of market neutral strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

              Notes to Financial Statements (continued) (unaudited)

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

              Notes to Financial Statements (continued) (unaudited)

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

Costs incurred in connection with the organization of the Opportunities Fund totaling $20,866 were expensed at the commencement of operations. These costs were principally comprised of legal, audit and regulatory filing fees.

Costs incurred with the initial registration and offering of Interests in the Opportunities Fund totaling $45,093 were deferred and were amortized over a period of one year, commencing with operations. As of July 31, 2006, such costs have been fully amortized.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are listed as distributions on the Statement of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

              Notes to Financial Statements (continued) (unaudited)

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

The Funds treat all highly liquid financial instruments that mature within three months as cash equivalents.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager contractually agreed to reimburse the Funds in order to limit the Funds' other expenses (defined as total operating expenses excluding the Management Fee) at 0.25% (0.35% in the case of the Opportunities Fund) of each Fund's average monthly net assets, at least until May 31, 2007.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Investment Manager may also be paid an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for its Cayman feeder fund.

              Notes to Financial Statements (continued) (unaudited)

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act receives an annual retainer of $25,000 and regular quarterly meeting fees of $2,500 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee receives an additional annual retainer of $1,500. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. CONCENTRATION OF RISK

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk.

Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Funds, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.

              Notes to Financial Statements (continued) (unaudited)

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. INVESTMENT TRANSACTIONS

For the six-month period ended July 31, 2006, purchases and sales of investments were as follows:

FUND                                                           PURCHASES          SALES
------------------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC              $30,800,000      $        --
Aetos Capital Distressed Investment Strategies Fund, LLC       13,500,000        7,772,904
Aetos Capital Long/Short Strategies Fund, LLC                  61,199,464       12,699,464
Aetos Capital Market Neutral Strategies Fund, LLC              12,000,000        6,348,044
Aetos Capital Opportunities Fund, LLC                          24,500,000               --

7. INVESTMENTS

As of July 31, 2006, collectively the Funds had investments in forty-six Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of July 31, 2006. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 2 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

              Notes to Financial Statements (continued) (unaudited)

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                                           FAIR VALUE     % OF MEMBERS'
PORTFOLIO FUND NAME                                              STRATEGY                  7/31/2006         CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
AQR Global Arbitrage Offshore Fund (USD), Ltd.        Multi-Strategy/Event Arbitrage     $  30,853,178         8.47%      Quarterly
Davidson Kempner Partners                             Multi-Strategy/Event Arbitrage        56,724,308        15.58       Quarterly
FFIP, L.P.                                                Fixed Income Arbitrage            29,304,276         8.05         Annual
Ishin Fund, LLC                                           Convertible Arbitrage             20,532,437         5.64         Annual
Lazard Emerging Income, L.P.                              Fixed Income Arbitrage            19,945,791         5.48        Monthly
Parsec Trading Corp.                                      Fixed Income Arbitrage            15,199,832         4.17        Monthly
Pequot Credit Opportunities Fund, L.P.                      Credit Strategies               21,246,563         5.84         Annual
Perry Partners, L.P.                                  Multi-Strategy/Event Arbitrage        42,630,780        11.71         Annual
Satellite Fund II, L.P.                               Multi-Strategy/Event Arbitrage        31,901,559         8.77         Annual
South Hill Trading Corp.                                  Fixed Income Arbitrage            17,092,809         4.70        Monthly
Sowood Alpha Fund, L.P.                               Multi-Strategy/Event Arbitrage        48,212,488        13.24         Annual
Standard Pacific Credit Opportunities Fund, L.P.            Credit Strategies               19,969,185         5.48         Annual
                                                                                         --------------------------
                                                                                         $ 353,613,206        97.13%
                                                                                         --------------------------

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                                                           FAIR VALUE     % OF MEMBERS'
PORTFOLIO FUND NAME                                              STRATEGY                  7/31/2006         CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Aurelius Capital Partners, L.P.                           Distressed Investments         $  17,941,362        22.83%     Semi-Annual
King Street Capital, L.P.                                 Distressed Investments            16,630,070        21.16       Quarterly
Satellite Credit Opportunities Fund, Ltd.                 Distressed Investments             3,151,631         4.01         Annual
Silver Point Capital Fund, L.P.                           Distressed Investments            19,157,952        24.37         Annual
Watershed Capital Partners, L.P.                          Distressed Investments            13,477,911        17.15       Quarterly
                                                                                         --------------------------
                                                                                         $  70,358,926        89.52%
                                                                                         --------------------------

              Notes to Financial Statements (continued) (unaudited)

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                                           FAIR VALUE     % OF MEMBERS'
PORTFOLIO FUND NAME                                              STRATEGY                  7/31/2006         CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Bay Pond Partners, L.P.                               Long/Short Equity Investments      $  47,709,649         8.37%     Semi-Annual
Bay Resource Partners, L.P.                           Long/Short Equity Investments         33,272,793         5.84         Annual
Cadmus Capital Partners (QP), L.P.                    Long/Short Equity Investments         48,346,432         8.48       Quarterly
Cantillion Pacific, L.P.                              Long/Short Equity Investments         16,330,152         2.86       Quarterly
Cantillion U.S., L.P.                                 Long/Short Equity Investments         13,178,059         2.31       Quarterly
Cavalry Technology, L.P.                              Long/Short Equity Investments         39,951,769         7.01         Annual
The Elkhorn Fund, LLC                                 Long/Short Equity Investments         49,966,027         8.76       Quarterly
Highside Capital Partners, L.P.                       Long/Short Equity Investments         47,474,342         8.33         Annual
Icarus Qualified Partners, L.P.                          Short Equity Investments           12,567,756         2.20         Annual
JL Partners, L.P.                                     Long/Short Equity Investments         60,608,765        10.63       Quarterly
North River Partners, L.P.                            Long/Short Equity Investments         37,652,616         6.60       Quarterly
Standard Global Equity Partners SA, L.P.              Long/Short Equity Investments         45,097,770         7.91         Annual
Viking Global Equities, L.P.                          Long/Short Equity Investments         44,215,193         7.76         Annual
                                                                                         --------------------------
                                                                                         $ 496,371,323        87.06%
                                                                                         --------------------------

AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC

                                                                                           FAIR VALUE     % OF MEMBERS'
PORTFOLIO FUND NAME                                              STRATEGY                  7/31/2006         CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
AQR Absolute Return Institutional Fund, L.P.                  Multi-Strategy             $  22,573,976        21.50%      Quarterly
Bravura 99 Fund, L.P.                               Low Beta/Market Neutral/Long Short      22,218,672        21.16       Quarterly
Cantillion U.S. Low Volatility L.P.                 Low Beta/Market Neutral/Long Short      29,640,035        28.23       Quarterly
GMO Mean Reversion Fund                               Quantitative Asset Allocation         19,406,669        18.48       Quarterly
                                                                                         --------------------------
                                                                                         $  93,839,352        89.37%
                                                                                         --------------------------

              Notes to Financial Statements (continued) (unaudited)

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                                           FAIR VALUE     % OF MEMBERS'
PORTFOLIO FUND NAME                                              STRATEGY                  7/31/2006         CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Avdan Partners, L.P.                                  Long/Short Equity Investments      $   4,324,367         3.86%        Annual
GMO U.S. Tactical Opportunities
  Fund (Onshore), L.P.                                Long/Short Equity Investments          7,203,477         6.42        Monthly
Joho Partners, L.P.                                   Long/Short Equity Investments         13,911,850        12.41      Semi-Annual
Pequot Short Credit Fund, L.P.                                Credit Related                 5,814,708         5.19       Quarterly
Phinity Partners, L.P.                                Long/Short Equity Investments          9,029,491         8.05       Quarterly
Rimrock High Income PLUS, L.P.                                Credit Related                 5,485,409         4.89       Quarterly
Saras Capital Partners, L.P.                          Long/Short Equity Investments          9,162,349         8.17         Annual
Scopia PX, LLC                                                 Event-Driven                  8,236,858         7.35       Quarterly
Sheffield Institutional Partners, L.P.                         Event-Driven                  5,839,266         5.21         Annual
Spindrift Partners, L.P.                                       Real Assets                   9,190,106         8.20      Semi-Annual
Standard Pacific Asymmetric
     Opportunities Fund, L.P.                                 Credit Related                 3,562,884         3.18         Annual
Venn Global Opportunities Fund L.P.                   Long/Short Equity Investments          9,514,867         8.49       Quarterly
                                                                                         --------------------------
                                                                                         $  91,275,632        81.42%
                                                                                         --------------------------

8. SUBSEQUENT EVENTS

Through September 1, 2006, the Funds received the following contributions:

FUND                                                                    AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC                     $47,706,733
Aetos Capital Distressed Investment Strategies Fund, LLC              19,152,502
Aetos Capital Long/Short Strategies Fund, LLC                         97,525,100
Aetos Capital Market Neutral Strategies Fund, LLC                     12,409,124
Aetos Capital Opportunities Fund, LLC                                 13,231,865

and paid no redemptions.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-

              Notes to Financial Statements (concluded) (unaudited) than-not to be sustained as of the adoption date. As of July 31, 2006, the Funds do not believe the impact of the adoption of FIN 48 will be material to the financial statements.

10. COMMITMENTS

At July 31, 2006, the Funds had made commitments to purchase underlying funds as follows:

FUND                                                                   AMOUNT
--------------------------------------------------------------------------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
    Ishin Fund, LLC                                                 $  5,000,000
    Lazard Emerging Income, L.P.                                       5,000,000
    Farallon Capital Offshore Investors, Inc.                         20,000,000
    Pequot Short Credit Fund, L.P.                                    10,000,000
                                                                    ------------
                                                                      40,000,000
                                                                    ------------
Aetos Capital Distressed Investment Strategies Fund, LLC
    Aurelius Capital Partners, L.P.                                   10,000,000
    King Street Capital, L.P.                                         10,000,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------
Aetos Capital Long/Short Strategies Fund, LLC
    Cadmus Capital Partners (QP), L.P.                                20,000,000
    Cavalry Technology, L.P.                                          20,000,000
    The Elkhorn Fund, LLC                                             18,000,000
    Highside Capital Partners, L.P.                                   15,000,000
    JL Partners, L.P.                                                  8,000,000
    Standard Global Equity Partners SA, L.P.                          20,000,000
    Viking Global Equities, L.P.                                      10,000,000
                                                                    ------------
                                                                     111,000,000
                                                                    ------------
Aetos Capital Market Neutral Strategies Fund, LLC
    AQR Absolute Return Institutional Fund, L.P.                      10,000,000
    Bravura 99 Fund, L.P.                                             10,000,000
                                                                    ------------
                                                                      20,000,000
                                                                    ------------
Aetos Capital Opportunities Fund, LLC
    GMO U.S. Tactical Opportunities Fund (Onshore), L.P.               5,000,000
    Pequot Short Credit Fund, L.P.                                     2,000,000
    Rimrock High Income PLUS, L.P.                                     1,000,000
    Saras Capital Partners, L.P.                                       3,000,000
    Scopia PX, LLC                                                     5,000,000
    Standard Pacific Asymmetric Opportunities Fund, L.P.               3,000,000
    Venn Global Opportunities Fund L.P.                                3,000,000
                                                                    ------------
                                                                      22,000,000
                                                                    ------------

             Approval of Investment Advisory Agreements (unaudited)

At a meeting held in person on July 11, 2006, the Board of Managers of each Fund, including the independent board members (the "Boards"), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by Aetos. The Boards also considered the proposed fees to be charged under the advisory agreements, as well as each Fund's performance, and reviewed the comparative fee and performance data previously provided by Aetos. The Independent Board Members reviewed reports from third parties and management about the foregoing factors. The Board members gave particular consideration to the following factors:

NATURE, EXTENT AND QUALITY OF SERVICES

The Boards reviewed and considered the nature and extent of the investment advisory services provided by Aetos to each Fund under the Investment Advisory Agreements (the "Advisory Agreement"), including the selection of underlying hedge funds ("Portfolio Funds"), allocation of each Fund's assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds' investment managers ("Portfolio Managers"), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Aetos under the Advisory Agreement, including, among other things, providing to each Fund office facilities, equipment, and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of Aetos who provide the investment advisory and administrative services to each Fund. The Boards determined that Aetos' portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the performance of each Fund based on information provided by Aetos that showed (i) each Fund's historical performance as of May 2006 compared to various diversified hedge fund indices, and (ii) each Fund's return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund's positive performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally or to any one Portfolio Fund, and the relatively low level of performance volatility of the Funds. The Boards concluded that each Fund's performance was satisfactory.

       Approval of Investment Advisory Agreements (continued) (unaudited)

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Boards reviewed the advisory fee rate and total expense ratio of each Fund. The Boards also reviewed the annual 0.50% separate program (the "Program") fee and the performance fee of 10% of aggregate Program net profits (the "Incentive Fee") payable to Aetos by investors in the Funds. The Boards noted that Aetos had contractually agreed to cap "other expenses," other than extraordinary or non-recurring expenses, at 0.25% (0.35% with respect to the Aetos Capital Opportunities Fund) at least until May 31, 2007, so that the net expenses (excluding the Incentive Fee) do not exceed (a) 1.50% (1.60% with respect to an investor in the Aetos Capital Opportunities Fund) of an investor's average monthly Program assets (assuming that the maximum Program fee applies), with respect to investors participating in the Program or (b) 1.00% (1.10% with respect to an investor in the Aetos Capital Opportunities Fund) of an investor's average monthly Fund assets, with respect to investors investing directly in the Funds. The Boards also reviewed a report prepared by Aetos comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to Aetos, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund's advisory fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Boards reviewed the structure of each Fund's management fee schedule under the Advisory Agreement and noted that it does not include any breakpoints. The Boards considered that each Fund's advisory fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

PROFITABILITY OF ADVISER AND AFFILIATES

The Boards considered and reviewed information concerning the costs incurred and profits realized by Aetos and its affiliates during the previous year from Aetos' relationship with each Fund. The Boards noted that the Funds' investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by Aetos are appropriate. The Boards noted that Aetos had become profitable in 2005 for the first time, but that its profit margins were not substantial at this point. Based on their review of the information they received, the Boards concluded that the profits earned by Aetos and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Boards concluded it would be in the best interest of each Fund and its members to approve renewal of the Advisory Agreement for an additional annual term.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Aetos Capital Long/Short Strategies Fund, LLC


By (Signature and Title)*          /s/ Michael F. Klein
                                   ---------------------------
                                   Michael F. Klein, President

Date: 09/26/06





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Michael F. Klein
                                   ---------------------------
                                   Michael F. Klein, President

Date: 09/26/06


By (Signature and Title)*          /s/ Scott D. Sawyer
                                   --------------------------
                                   Scott D. Sawyer, Treasurer

Date: 09/26/06

* Print the name and title of each signing officer under his or her signature.